NONCONTROLLING INTERESTS - REDEEMABLE NONCONTROLLING INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REDEEMABLE NONCONTROLLING INTERESTS
Balance at beginning of year	$ 4,067	$ 3,392	$ 2,141
Earnings attributable to redeemable noncontrolling interests	117	175	268
Change in unrealized loss on cash flow hedges	3	(21)	(17)
Other comprehensive loss from equity investees	14	0	0
Reclassification to earnings of loss on cash flow hedges	0	57	9
Foreign currency translation adjustments	4	(6)	(3)
Other comprehensive income/(loss)	21	30	(11)
Distributions to unitholders	(300)	(247)	(202)
Contributions from unitholders	70	1,178	591
Modified retrospective adoption of ASC 606 Revenue from Contracts with Customers (Note 3)	(38)	0	0
Dilution gain/(loss) for redeemable noncontrolling interests	76	(169)	(81)
Redemption value adjustment	456	(292)	686
Sponsored vehicle buy-in	(4,469)	0	0
Balance at end of year	$ 0	$ 4,067	$ 3,392